Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing leases
2015	¥ 121,619
2016	90,955
2017	56,672
2018	28,688
2019	10,013
Thereafter	786
Total minimum lease payments receivable	308,733	278,621
Operating leases
2015	8,541
2016	4,585
2017	3,064
2018	1,450
2019	678
Thereafter	220
Operating Leases, Future Minimum Payments Receivable, Total	¥ 18,538